Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

Note 10 – Subsequent Events

On April 12, 2020 the Company obtained a loan under the Coronavirus Aid, Relief, and Economic Security (CARES) Act, in the amount of $312,700. As drafted, the note bears interest at 1% per annum and is payable with interest on April 12, 2022.

On April 24, 2020, the Company entered into a Securities Purchase Agreement (the “April 2020 Purchase Agreement”) with certain investors for the purpose of raising approximately $1.0 million in gross proceeds for the Company. Pursuant to the terms of the April 2020 Purchase Agreement, the Company agreed to sell, in a registered direct offering, an aggregate of 1,886,793 shares of the Company’s common stock, at a purchase price of $0.405 per share, and in a concurrent private placement, warrants to purchase up to 1,886,793 shares of common stock, at a purchase price of $0.125 per warrant, for a combined purchase price per share and warrant of $0.53. The warrants are exercisable immediately on the date of issuance at an exercise price of $0.405 per share and will expire five years following the date of issuance.

The closing of the sales of these securities under the Purchase Agreement occurred on April 28, 2020. Net proceeds to the Company from the transactions, after deducting the Placement Agent’s fees and expenses but before paying the Company’s estimated offering expenses, and excluding the proceeds, if any, from the exercise of the warrants, were $825,786.

On June 1, 2020, the Company entered into a Securities Purchase Agreement (the “June 2020 Purchase Agreement”) with certain investors for the purpose of raising approximately $1,333,000 million in gross proceeds for the Company. Pursuant to the terms of the June 2020 Purchase Agreement, the Company agreed to sell, in a registered direct offering, an aggregate of 2,930,402 shares of the Company’s common stock at a purchase price of $0.33 per share, and in a concurrent private placement, warrants to purchase up to 2,930,402 shares of common stock at a purchase price of $0.125 per warrant, for a combined purchase price per share and warrant of $0.455. The warrants are exercisable immediately on the date of issuance at an exercise price of $0.33 per share and will expire five years following the date of issuance.

The closing of the sales of these securities under the June 2020 Purchase Agreement occurred on June 3, 2020. Net proceeds to the Company from the transactions, after deducting the Placement Agent’s fees and expenses but before paying the Company’s estimated offering expenses, and excluding the proceeds, if any, from the exercise of the warrants, were $1,161,667.

On July 9, 2020, the Company was served with a civil complaint filed in the Superior Court for the State of California, County of Orange by a former employee, Robert Rankin, who resigned his employment on or about March 30, 2020. The case is entitled Rankin v. Hancock Jaffe Laboratories, Inc. et al., Case No. 30-2020-01146555-CU-WR-CJC and was filed on May 27, 2020. The complaint asserts several causes of action, including a cause of action for failure to timely pay Mr. Rankin’s accrued and unused vacation and three months’ severance under his July 16, 2018 employment agreement with the Company. Mr. Rankin alleges that he was forced to resign, however, we believe that he did not give the Company notice or an opportunity to cure the allegations. The complaint seeks, inter alia, back pay, unpaid wages, compensatory damages, punitive damages, attorneys’ fees, and costs. The Company intends to vigorously defend the claims, investigate the allegations, and assert counterclaims. Mr. Rankin resigned as the Company’s Chief Financial Officer, Secretary and Treasurer on March 30, 2020.

Note 14 – Subsequent Events

On February 25, 2020, the Company raised $650,000 in gross proceeds through a private placement bridge offering of its common stock and warrants to purchase its common stock to certain accredited investors (the “Bridge Offering”). The Company sold an aggregate of 1,300,000 shares of common stock and warrants to purchase 1,300,000 shares of common stock at an exercise price per share equal to $0.79 in the Bridge Offering pursuant to a securities purchase agreement between the Company and each of the investors in the Bridge Offering. The Company engaged Spartan Capital Securities, LLC, a FINRA-member as the exclusive placement agent for the Bridge Offering and to pay a fee in cash equal to 10% of the aggregate gross proceeds of the Bridge Offering and a warrant to purchase 82,279 shares of the Company’s common stock containing substantially the same terms as the warrant issued to investors in the Bridge Offering.